Leases (Tables)	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	March 31, 2024	September 30, 2023
Operating lease right-of-use assets	$263,331	$-

Operating lease liabilities – current	$88,297	$-
Operating lease liabilities – non-current	179,691	-
Total operating lease liabilities	$267,988	$-

Schedule of Weighted Average Remaining Lease Terms	The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2024 and September 30, 2023:
	March 31, 2024	September 30, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.25	-
Weighted average discount rate *	3.0%	-
*	The Company used incremental borrowing rate of 3.0% for its lease contracts.

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2024:
Remainder of 2024	$68,402
2025	136,806
2026	71,231
Total lease payments	276,439
Less: imputed interest	(8,451)
Present value of lease liabilities	$267,988